Pension and Postretirement Benefits - Schedule of Other Information Used in Actuarial Valuation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Other Postretirement Benefits [Line Items]
Market-related value of assets as of beginning of fiscal period	$ 5,590	$ 5,411
Other Postretirement Benefit Obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Market-related value of assets as of beginning of fiscal period
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties
Alternative amortization methods used
Prior service cost
Unrecognized net (gain) loss
Employer commitments to make future plan amendments (that serve as the basis for the employer`s accounting for the plan)